Revenue from Contract with Customers - Summary of Other Assets Related to Obtain Contracts (Detail) - Other assets [member] $ in Millions	12 Months Ended
Dec. 31, 2019 USD ($)
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Beginning Balance	$ 9.0
Additions	3.8
Disposals	(3.7)
Ending Balance	9.1
Sales Commission [member]
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Beginning Balance	0.6
Additions	3.0
Disposals	(2.5)
Ending Balance	1.1
Bank Guarantees [member]
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Beginning Balance	8.4
Additions	0.8
Disposals	(1.2)
Ending Balance	$ 8.0